SHARE-BASED COMPENSATION - Restricted Stock and Performance Share Units Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year	Dec. 31, 2019 CAD ($) year
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.50%	1.80%
Expected volatility	54.00%	55.00%
Dividend yield	0.00%	0.00%
Expected life of units issued (years) | year	3.0	3.0
Grant-date fair value (C$ per share)	$ 3.32	$ 4.73
Share price at grant date (C$ per share)	$ 3.32	$ 4.73
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.50%
Expected volatility	53.80%
Dividend yield	0.00%
Expected life of units issued (years) | year	3.0
Grant-date fair value (C$ per share)	$ 3.23
Share price at grant date (C$ per share)	$ 3.30